Current Liabilities - Employee Benefits	12 Months Ended
Jun. 30, 2024
Current Liabilities [member]
Statement [LineItems]
Current Liabilities - Employee Benefits
NOTE 17. CURRENT LIABILITIES – EMPLOYEE BENEFITS

	Consolidated
	June 30, 2024	June 30, 2023
	A$	A$
Annual leave	690,568	562,301

The current provision for employee benefits is in relation to accrued annual
leave and covers all unconditional entitlements where employees have completed the required period of service. The entire amount of the provision is presented as current, since the Group does not have an unconditional right to defer settlement for any of these obligations.